S000014608 [Member] Expense Example, No Redemption - Nuveen Large Cap Value Opportunities Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 671
Expense Example, No Redemption, 3 Years	920
Expense Example, No Redemption, 5 Years	1,216
Expense Example, No Redemption, 10 Years	2,054
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,399
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	282
Expense Example, No Redemption, 5 Years	533
Expense Example, No Redemption, 10 Years	$ 1,252